Quarterly Report
June 30, 2019
MFS®  South Carolina
Municipal Bond Fund

Portfolio of Investments
6/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.4%
Airport Revenue – 5.5%
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	$750,000	$922,965
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	551,808
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,521,138
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,815,090
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	2,000,000	2,146,620
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	239,395
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	164,949
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,323,103
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,184,602
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	102,030
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,424
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	84,659
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	134,742
		$11,202,525
General Obligations - General Purpose – 2.0%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$994,766
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	475,000	475,727
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	47,199
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2020	495,000	505,449
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	66,260
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	145,000	147,488
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	51,051
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	727,697
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	105,000	113,060
State of Illinois, 5%, 11/01/2027	410,000	474,608
State of Illinois, “D”, 5%, 11/01/2028	415,000	478,072
		$4,081,377
General Obligations - Schools – 6.8%
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	$2,000,000	$2,269,680
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,516,793
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,092,050
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,426,403
Grossmont, CA, Union High School District, “B-2”, 4%, 8/01/2043	865,000	958,576
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,164,827
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,154,800
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,223,500
		$13,806,629
Healthcare Revenue - Hospitals – 18.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$340,000	$364,133
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	400,000	420,968
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	966,144
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,117,030
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	1,195,000	1,239,490
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,500,000	1,620,210
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,109,139
Greenwood County, SC, Hospital Facilities Rev. (Self Regional Healthcare), 5.375%, 10/01/2039 (Prerefunded 10/01/2019)	1,000,000	1,009,870
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	571,037
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	483,182
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	154,613
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	179,550
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	631,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	$865,000	$904,418
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,108,790
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,103,620
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,157,450
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,153,060
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	531,625
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	404,564
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	450,211
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,675,290
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,329,750
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,284,720
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	546,605
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	2,151,420
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,154,750
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,366,340
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037 (Prerefunded 4/15/2022)	30,000	32,880
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	1,970,000	2,099,784
Spartanburg County, SC, Regional Health Services District, “A”, 4%, 4/15/2043	3,340,000	3,512,110
		$36,834,700
Healthcare Revenue - Long Term Care – 1.9%
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	$750,000	$775,005
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	258,985
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	798,397
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,046,930
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	1,058,480
		$3,937,797
Industrial Revenue - Other – 0.4%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	$285,000	$307,535
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	395,000	435,460
		$742,995
Industrial Revenue - Paper – 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,058,430
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	117,007
		$1,175,437
Miscellaneous Revenue - Other – 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$47,844
Port Revenue – 3.7%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$352,599
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	526,675
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	577,195
South Carolina Port Authority Rev., 5%, 7/01/2036	3,000,000	3,596,190
South Carolina Port Authority Rev., 5.25%, 7/01/2040 (Prerefunded 7/01/2020)	250,000	259,753
South Carolina Port Authority Rev., 4%, 7/01/2055	2,000,000	2,111,580
		$7,423,992

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – 2.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$1,488,409
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	750,788
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	30,000	30,954
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	7,000	7,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	615,000	597,817
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	273,000	273,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.55%, 7/01/2040	80,000	77,200
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 4.75%, 7/01/2053	2,000	1,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., (taxable), “2019A-2”, 5%, 7/01/2058	31,000	29,993
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	7,000	5,950
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	60,468
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	9,811
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	453,618
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	388,095
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	327,000	74,785
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2051	416,000	70,175
		$4,319,950
Secondary Schools – 0.3%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049	$250,000	$264,200
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	220,000	231,876
		$496,076
Single Family Housing - State – 1.0%
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.75%, 7/01/2043	$1,000,000	$1,052,200
South Carolina Housing, Finance & Development Authority Rev., “A”, 3.8%, 1/01/2049	1,000,000	1,049,990
		$2,102,190
State & Local Agencies – 11.4%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$308,927
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,390,466
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	1,000,000	1,084,630
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,086,880
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,100,960
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	66,216
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	54,013
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	29,892
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.51% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,239,387
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,600,540
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	705,000	834,755
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	41,113
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	935,651
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	2,139,300
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,346,860
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,304,082
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,176,500
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,399,237
		$23,139,409
Tax - Other – 5.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$1,083,228
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,087,084
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	769,162
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	512,775
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	183,076
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	61,087
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	199,937
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	105,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	$285,000	$311,095
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,180,410
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,296,040
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	405,000	408,677
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	440,000	476,340
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	50,000	54,650
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	1,245,000	1,371,355
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	635,000	703,231
		$10,803,306
Tobacco – 0.5%
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$850,000	$924,247
Toll Roads – 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$304,392
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	580,101
		$884,493
Transportation - Special Tax – 5.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$768,613
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	470,000	524,182
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,167
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	1,340,000	1,446,181
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	515,832
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,254,982
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	98,387
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	22,303
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	435,000	471,305
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	378,941
Illinois Regional Transportation Authority, “A”, NATL, 6%, 7/01/2031	1,345,000	1,813,020
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	414,813
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,433,143
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,355,140
		$11,517,009
Universities - Colleges – 7.1%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,318,607
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	211,970
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	75,101
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	125,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	52,113
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	65,975
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	442,463
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	828,849
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,819,829
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,359,080
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,309
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	400,679
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	855,273
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	174,746
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	437,432
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	525,694
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,857,929
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,715,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	$335,000	$344,072
University of South Carolina, Higher Education Facilities Refunding Rev., “A”, 5%, 5/01/2040	575,000	682,329
		$14,323,149
Universities - Dormitories – 1.3%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	$2,555,000	$2,641,768
Utilities - Investor Owned – 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$831,160
Utilities - Municipal Owned – 5.7%
Easley, SC, Combined Utility System Refunding Rev., ASSD GTY, 5%, 12/01/2034	$2,325,000	$2,354,899
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	162,835
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	190,123
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	2,890,431
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,062,990
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	505,000	395,162
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	80,000	62,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	109,900
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	175,000	136,938
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	330,000	258,225
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	90,000	70,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	270,000	211,275
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	115,000	124,509
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	410,000	444,219
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	120,000	93,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	140,000	109,900
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	650,000	703,950
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,155,600
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,000,000	1,105,970
		$11,643,101
Utilities - Other – 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$1,031,959
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	856,471
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	165,872
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	288,797
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	318,632
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	681,532
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	345,622
		$3,688,885
Water & Sewer Utility Revenue – 15.3%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$1,055,300
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	918,971
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	2,209,800
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	613,837
Columbia, SC, Waterworks & Sewer System Rev., “A”, 5%, 2/01/2036	3,000,000	3,152,100
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,602
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029 (Prerefunded 10/01/2019)	1,000,000	1,009,080
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,018,530
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	100,756
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040 (Prerefunded 7/01/2020)	315,000	328,551
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	453,542
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	596,285
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	585,200
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	2,183,480
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039 (Prerefunded 1/15/2020)	2,000,000	2,039,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	$50,000	$56,860
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	67,703
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,932
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	78,781
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,206,830
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,202,130
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,908,439
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,106,300
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,316,200
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	4,000,000	4,795,320
		$31,073,469
Total Municipal Bonds		$197,641,508
Trust Units – 0.4%
Sales & Excise Tax Revenue – 0.4%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (tax-exempt), 8/01/2041	889	$645
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (taxable), 8/01/2042	51,421	43,579
COFINA Series 2007A Senior Bonds Due 2042 National Custodial Trust (tax-exempt), 8/01/2042	232,042	168,230
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (tax-exempt), 8/01/2043	75,887	55,018
COFINA Series 2007A Senior Bonds Due 2044 National Custodial Trust (tax-exempt), 8/01/2044	227,662	165,055
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 8/01/2045	7,960	6,746
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (tax-exempt), 8/01/2045	24,175	17,527
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/01/2046	130,934	110,967
COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (tax-exempt), 8/01/2046	473,503	343,290
Total Trust Units		$911,057
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.42% (v)	1,868,819	$1,869,006

Other Assets, Less Liabilities – 1.3%		2,570,352
Net Assets – 100.0%		$202,991,923
(a)	Non-income producing security.
(d)	DO NOT USE In default. Interest and/or scheduled principal payment(s) have been missed.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,869,006 and $198,552,565, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	31	$4,823,406	September – 2019	$(96,385)
At June 30, 2019, the fund had cash collateral of $74,400 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$198,552,565	$—	$198,552,565
Mutual Funds	1,869,006	—	—	1,869,006
Total	$1,869,006	$198,552,565	$—	$200,421,571
Other Financial Instruments
Futures Contracts - Liabilities	$(96,385)	$—	$—	$(96,385)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,275,936	$14,900,097	$18,306,879	$95	$(243)	$1,869,006
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,380	$—

(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2019, are as follows:
South Carolina	75.6%
Puerto Rico	7.4%
Illinois	3.3%
California	1.7%
Pennsylvania	1.5%
Guam	1.1%
New York	1.1%
Alabama	0.9%
Kentucky	0.8%
Tennessee	0.8%
Michigan	0.7%
Florida	0.6%
Colorado	0.5%
Texas	0.5%
Maryland	0.4%
Nebraska	0.4%
New Hampshire	0.4%
Virginia	0.4%
Georgia	0.2%
Louisiana	0.2%
New Jersey	0.2%
Indiana	0.1%
Washington D.C.	0.1%
Ohio (o)	0.0%
Washington (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.